Supplement to the
Fidelity®
U.S. Government Reserves and
Fidelity Cash Reserves
January 29, 2004
Prospectus

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The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 10.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as spreads paid to dealers who sell money market instruments to a fund) and disrupting portfolio management strategies. However, FMR anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of fund shares and each fund accommodates frequent trading.

Each fund has no limit on purchase or exchange transactions. Each fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, FMR reserves the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The following information replaces the similar information found in the "Buying Shares" section on page 11.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, a fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 12.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. If you submit your request to Fidelity by mail, your request must be made in writing and include a signature guarantee if any of the following situations apply:

CAS/FUS-04-02 November 30, 2004
1.712068.112

Supplement to the
Fidelity® U.S. Government Reserves
and Fidelity Cash Reserves
January 29, 2004
Prospectus



The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 10.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as spreads paid to dealers who sell money market instruments to a fund) and disrupting portfolio management strategies. However, FMR anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of fund shares and each fund accommodates frequent trading.

Each fund has no limit on purchase or exchange transactions. Each fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, FMR reserves the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The following information replaces the similar information found in the "Buying Shares" section on page 11.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, a fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 12.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. If you submit your request to Fidelity by mail, your request must be made in writing and include a signature guarantee if any of the following situations apply:

CAS/FUS-04-02L November 30, 2004
1.746835.110